FINANCIAL RISK MANAGEMENT - Sensitivity - impact of change in fair value of debentures (Details) - Interest rate risk [member] $ in Millions	Dec. 31, 2017 USD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate increase of 1%	$ (428)
Interest rate decrease of 1%	$ 504